SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant March 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant Issuance Date	Mar. 29, 2021	Mar. 29, 2021
Warrant Expiration Date	Mar. 31, 2026	Mar. 31, 2026
Warrant Exercise Price Per Share	$ 10.35	$ 10.35
Number of Shares of common stock Underlying Warrants	2,469,156	2,469,156
Warrant March 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant Issuance Date	Mar. 27, 2023	Mar. 27, 2023
Warrant Expiration Date	Mar. 26, 2026	Mar. 26, 2026
Warrant Exercise Price Per Share	$ 5.50	$ 5.50
Number of Shares of common stock Underlying Warrants	3,294,117	3,294,117
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares of common stock Underlying Warrants	5,763,273	5,763,273